Commitments	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments

13. Commitments.

The Company, at September 30, 2012, had entered into various contracts to develop real estate with remaining commitments totaling $3,294,000, and to purchase transportation equipment for approximately $5,838,000. The Company has committed to make an additional capital contribution of up to $31,000 dollars to Brooksville Quarry, LLC in connection with a joint venture with Vulcan.